SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended
	Aug. 27, 2026	Aug. 10, 2026	Mar. 12, 2026	Dec. 02, 2025	Aug. 31, 2026	Aug. 30, 2026	Jul. 31, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Reverse stock split			1-for-80	1-for-16
Common stock shares, par value			$ 0.0128
Stockholders equity reverse stock split								1-for-16
Minimum [Member]
Subsequent Event [Line Items]
Common stock shares, par value				$ 0.00001
Maximum [Member]
Subsequent Event [Line Items]
Common stock shares, par value				$ 0.00016
Common Stock [Member]
Subsequent Event [Line Items]
Reverse stock split			1-for-80
Subsequent Event [Member]
Subsequent Event [Line Items]
Financing and received net proceeds					$ 1,000		$ 5,800
Reverse stock split		1-for-45 reverse share split
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock shares, par value		$ 0.0128
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock shares, par value		$ 0.576
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-45	1-for-45
Stock options exercised						$ 660
Stock options exercised ,shares						761,156